Property, plant and equipment - Schedule of capital commitment (Details) $ in Thousands	Jun. 30, 2022 USD ($) contract	Dec. 31, 2021 USD ($)
Disclosure of detailed information about property, plant and equipment [line items]
Number of VLCC newbuilding contracts | contract	3
Number of Suezmax newbuilding contracts | contract	3
Contractual commitments for acquisition of property, plant and equipment	$ 344,665	$ 414,300
2022
Disclosure of detailed information about property, plant and equipment [line items]
Contractual commitments for acquisition of property, plant and equipment	43,999
2023
Disclosure of detailed information about property, plant and equipment [line items]
Contractual commitments for acquisition of property, plant and equipment	267,469
2024
Disclosure of detailed information about property, plant and equipment [line items]
Contractual commitments for acquisition of property, plant and equipment	33,196
2025
Disclosure of detailed information about property, plant and equipment [line items]
Contractual commitments for acquisition of property, plant and equipment	0
Commitments in respect of VLCCs
Disclosure of detailed information about property, plant and equipment [line items]
Contractual commitments for acquisition of property, plant and equipment	205,240
Commitments in respect of VLCCs | 2022
Disclosure of detailed information about property, plant and equipment [line items]
Contractual commitments for acquisition of property, plant and equipment	37,360
Commitments in respect of VLCCs | 2023
Disclosure of detailed information about property, plant and equipment [line items]
Contractual commitments for acquisition of property, plant and equipment	167,880
Commitments in respect of VLCCs | 2024
Disclosure of detailed information about property, plant and equipment [line items]
Contractual commitments for acquisition of property, plant and equipment	0
Commitments in respect of VLCCs | 2025
Disclosure of detailed information about property, plant and equipment [line items]
Contractual commitments for acquisition of property, plant and equipment	0
Commitments in respect of Suezmaxes
Disclosure of detailed information about property, plant and equipment [line items]
Contractual commitments for acquisition of property, plant and equipment	139,425
Commitments in respect of Suezmaxes | 2022
Disclosure of detailed information about property, plant and equipment [line items]
Contractual commitments for acquisition of property, plant and equipment	6,639
Commitments in respect of Suezmaxes | 2023
Disclosure of detailed information about property, plant and equipment [line items]
Contractual commitments for acquisition of property, plant and equipment	99,589
Commitments in respect of Suezmaxes | 2024
Disclosure of detailed information about property, plant and equipment [line items]
Contractual commitments for acquisition of property, plant and equipment	33,196
Commitments in respect of Suezmaxes | 2025
Disclosure of detailed information about property, plant and equipment [line items]
Contractual commitments for acquisition of property, plant and equipment	0
Commitments in respect of FSOs
Disclosure of detailed information about property, plant and equipment [line items]
Contractual commitments for acquisition of property, plant and equipment	0
Commitments in respect of FSOs | 2022
Disclosure of detailed information about property, plant and equipment [line items]
Contractual commitments for acquisition of property, plant and equipment	0
Commitments in respect of FSOs | 2023
Disclosure of detailed information about property, plant and equipment [line items]
Contractual commitments for acquisition of property, plant and equipment	0
Commitments in respect of FSOs | 2024
Disclosure of detailed information about property, plant and equipment [line items]
Contractual commitments for acquisition of property, plant and equipment	0
Commitments in respect of FSOs | 2025
Disclosure of detailed information about property, plant and equipment [line items]
Contractual commitments for acquisition of property, plant and equipment	$ 0